Label	Element	Value
NEOS Boosted Bitcoin High Income ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	72.80%
NEOS Boosted Bitcoin High Income ETF | iShares Bitcoin Trust ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	24.30%
NEOS Boosted Bitcoin High Income ETF | First American Treasury Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
NEOS Boosted Bitcoin High Income ETF | Cboe Bitcoin U.S. ETF Index Purchased/Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
NEOS Boosted Bitcoin High Income ETF | Northern U.S. Government Select Money Market Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%	[1]

[1]
*	Represents less than 0.05%.